Eaton Vance
Large-Cap Value Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	319,920	$ 19,025,642
Huntington Ingalls Industries, Inc.	129,840	25,895,290
		$ 44,920,932
Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.	300,739	$ 32,392,598
		$ 32,392,598
Banks — 6.1%
KeyCorp	521,045	$ 11,660,987
M&T Bank Corp.	236,844	40,145,058
Wells Fargo & Co.	1,055,294	51,139,547
		$ 102,945,592
Beverages — 2.7%
Constellation Brands, Inc., Class A	124,541	$ 28,684,283
PepsiCo, Inc.	105,059	17,584,776
		$ 46,269,059
Biotechnology — 2.9%
AbbVie, Inc.	182,778	$ 29,630,142
Neurocrine Biosciences, Inc.(1)	217,062	20,349,562
		$ 49,979,704
Building Products — 1.5%
Johnson Controls International PLC	378,754	$ 24,834,900
		$ 24,834,900
Capital Markets — 5.3%
Charles Schwab Corp. (The)	484,631	$ 40,859,240
Goldman Sachs Group, Inc. (The)	81,761	26,989,306
State Street Corp.	246,241	21,452,516
		$ 89,301,062
Chemicals — 1.7%
FMC Corp.	224,136	$ 29,489,574
		$ 29,489,574
Communications Equipment — 1.8%
Cisco Systems, Inc.	550,598	$ 30,701,344
		$ 30,701,344
Security	Shares	Value
Containers & Packaging — 1.5%
Packaging Corp. of America	166,829	$ 26,043,675
		$ 26,043,675
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	850,330	$ 43,315,810
		$ 43,315,810
Electric Utilities — 3.8%
Edison International	447,912	$ 31,398,631
NextEra Energy, Inc.	388,996	32,951,851
		$ 64,350,482
Electrical Equipment — 1.4%
Eaton Corp. PLC	161,722	$ 24,542,931
		$ 24,542,931
Entertainment — 2.3%
Walt Disney Co. (The)(1)	282,313	$ 38,722,051
		$ 38,722,051
Equity Real Estate Investment Trusts (REITs) — 5.1%
EastGroup Properties, Inc.	82,218	$ 16,713,275
Healthpeak Properties, Inc.	531,023	18,230,019
Invitation Homes, Inc.	558,272	22,431,369
Mid-America Apartment Communities, Inc.	139,842	29,289,907
		$ 86,664,570
Food & Staples Retailing — 2.6%
BJ's Wholesale Club Holdings, Inc.(1)	447,493	$ 30,255,002
Performance Food Group Co.(1)	275,600	14,030,796
		$ 44,285,798
Food Products — 2.1%
Hershey Co. (The)	161,909	$ 35,074,347
		$ 35,074,347
Health Care Equipment & Supplies — 3.0%
Teleflex, Inc.	66,861	$ 23,724,289
Zimmer Biomet Holdings, Inc.	215,988	27,624,865
		$ 51,349,154
Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	111,188	$ 56,702,544
		$ 56,702,544

Eaton Vance
Large-Cap Value Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Hilton Worldwide Holdings, Inc.(1)	144,292	$ 21,894,868
Papa John's International, Inc.	126,336	13,300,654
		$ 35,195,522
Insurance — 7.3%
Allstate Corp. (The)	242,209	$ 33,548,368
American International Group, Inc.	731,162	45,895,039
Arch Capital Group, Ltd.(1)	697,292	33,762,879
Reinsurance Group of America, Inc.	97,441	10,665,892
		$ 123,872,178
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A(1)	16,850	$ 46,865,747
		$ 46,865,747
IT Services — 2.7%
Euronet Worldwide, Inc.(1)	108,652	$ 14,141,058
Fidelity National Information Services, Inc.	307,893	30,918,615
		$ 45,059,673
Life Sciences Tools & Services — 3.2%
Thermo Fisher Scientific, Inc.	56,925	$ 33,622,751
Waters Corp.(1)	67,216	20,863,174
		$ 54,485,925
Machinery — 4.0%
PACCAR, Inc.	218,193	$ 19,216,257
Stanley Black & Decker, Inc.	127,868	17,874,668
Westinghouse Air Brake Technologies Corp.	320,816	30,852,875
		$ 67,943,800
Media — 1.0%
Fox Corp., Class A	410,605	$ 16,198,367
		$ 16,198,367
Multi-Utilities — 2.6%
CMS Energy Corp.	274,032	$ 19,165,798
Sempra Energy	145,380	24,441,286
		$ 43,607,084
Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	221,182	$ 36,015,065
ConocoPhillips	444,480	44,448,000
EOG Resources, Inc.	254,666	30,363,827
		$ 110,826,892
Security	Shares	Value
Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	509,201	$ 37,186,949
Johnson & Johnson	291,673	51,693,206
Royalty Pharma PLC, Class A	216,263	8,425,606
Sanofi	297,753	30,442,144
		$ 127,747,905
Semiconductors & Semiconductor Equipment — 3.4%
Micron Technology, Inc.	357,739	$ 27,864,291
Texas Instruments, Inc.	161,023	29,544,500
		$ 57,408,791
Software — 1.3%
VMware, Inc., Class A	200,117	$ 22,787,323
		$ 22,787,323
Specialty Retail — 1.2%
Lithia Motors, Inc., Class A	67,839	$ 20,359,841
		$ 20,359,841
Total Common Stocks (identified cost $1,335,388,416)		$1,694,245,175

Short-Term Investments — 0.6%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	9,534,416	$ 9,533,462
Total Short-Term Investments (identified cost $9,532,382)		$ 9,533,462
Total Investments — 100.5% (identified cost $1,344,920,798)		$1,703,778,637
Other Assets, Less Liabilities — (0.5)%		$ (8,384,208)
Net Assets — 100.0%		$1,695,394,429
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Eaton Vance
Large-Cap Value Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $9,533,462, which represents 0.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,681,683	$62,281,732	$(59,431,216)	$183	$1,080	$9,533,462	$1,179	9,534,416
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 145,101,975	$ —	$ —	$ 145,101,975
Consumer Discretionary	55,555,363	—	—	55,555,363
Consumer Staples	125,629,204	—	—	125,629,204
Energy	110,826,892	—	—	110,826,892
Financials	316,118,832	—	—	316,118,832
Health Care	309,823,088	30,442,144	—	340,265,232
Industrials	194,635,161	—	—	194,635,161
Information Technology	155,957,131	—	—	155,957,131
Materials	55,533,249	—	—	55,533,249
Real Estate	86,664,570	—	—	86,664,570
Utilities	107,957,566	—	—	107,957,566
Total Common Stocks	$1,663,803,031	$30,442,144*	$ —	$1,694,245,175
Short-Term Investments	$ —	$ 9,533,462	$ —	$ 9,533,462
Total Investments	$1,663,803,031	$ 39,975,606	$ —	$1,703,778,637
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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